Allowance for loan losses	12 Months Ended
Dec. 31, 2016
Receivables
Allowance for loan losses

Note 11 – Allowance for loan losses

The Corporation follows a systematic methodology to establish and evaluate the adequacy of the allowance for loan losses to provide for inherent losses in the loan portfolio. This methodology includes the consideration of factors such as current economic conditions, portfolio risk characteristics, prior loss experience and results of periodic credit reviews of individual loans. The provision for loan losses charged to current operations is based on this methodology. Loan losses are charged and recoveries are credited to the allowance for loan losses.

The Corporation’s assessment of the allowance for loan losses is determined in accordance with the guidance of loss contingencies in ASC Subtopic 450-20 and loan impairment guidance in ASC Section 310-10-35. Also, the Corporation determines the allowance for loan losses on purchased impaired loans and purchased loans accounted for under ASC Subtopic 310-30, by evaluating decreases in expected cash flows after the acquisition date.

The accounting guidance provides for the recognition of a loss allowance for groups of homogeneous loans. The determination for general reserves of the allowance for loan losses includes the following principal factors:

  Base net loss rates, which are based on the moving average of annualized net loss rates computed over a 5-year historical loss period for the commercial and construction loan portfolios, and an 18-month period for the consumer and mortgage loan portfolios.  The base net loss rates are applied by loan type and by legal entity.
  Recent loss trend adjustment, which replaces the base loss rate with a 12-month average loss rate, when these trends are higher than the respective base loss rates. The objective of this adjustment is to allow for a more recent loss trend to be captured and reflected in the ALLL estimation process.

For the period ended December 31, 2016, 38% (December 31, 2015 - 15%) of the ALLL for non-covered BPPR segment loan portfolios utilized the recent loss trend adjustment instead of the base loss. The effect of replacing the base loss with the recent loss trend adjustment was mainly concentrated in the leasing, auto, revolving and commercial and industrial loan portfolios for 2016 and in the commercial multi-family, commercial and industrial and mortgage loan portfolios for 2015.

For the period ended December 31, 2016, 0.11% (December 31, 2015 - 4%) of our BPNA segment loan portfolios utilized the recent loss trend adjustment instead of the base loss. The effect of replacing the base loss with the recent loss trend adjustment was concentrated in the commercial multifamily loan portfolio for 2016 and in the consumer loan portfolio for 2015.

  Environmental factors, which include credit and macroeconomic indicators such as unemployment rate, economic activity index and delinquency rates, adopted to account for current market conditions that are likely to cause estimated credit losses to differ from historical losses. The Corporation reflects the effect of these environmental factors on each loan group as an adjustment that, as appropriate, increases the historical loss rate applied to each group. Environmental factors provide updated perspective on credit and economic conditions. Regression analysis is used to select these indicators and quantify the effect on the general reserve of the allowance for loan losses.

During the third quarter of 2016, management completed the annual review of the components of the ALLL models. As part of this review management updated core metrics related to the estimation process for evaluating the adequacy of the general reserve of the allowance for loan losses. These updates to the ALLL models, which are described in the paragraph below, were implemented as of September 30, 2016 and resulted in a net increase to the allowance for loan losses of $ 9.4 million for the non-covered portfolio. The effect of the aforementioned updates was immaterial for the covered loans portfolio.

Management made the following enhancements to the ALLL models during the third quarter of 2016:

  Annual review and recalibration of the environmental factors adjustment. The environmental factor adjustments are developed by performing regression analyses on selected credit and economic indicators for each applicable loan segment. During the third quarter of 2016, the environmental factor models used to account for changes in current credit and macroeconomic conditions were reviewed and recalibrated based on the latest applicable trends.

The effect of the recalibration to the environmental factors adjustment resulted in an increase to the allowance for loan losses of $9.4 million at September 30, 2016, related to the non-covered BPPR segment. The effect of the recalibration was immaterial for the BPNA segment.

The following tables present the changes in the allowance for loan losses, loan ending balances and whether such loans and the allowance pertain to loans individually or collectively evaluated for impairment for the years ended December 31, 2016 and 2015.

For the year ended December 31, 2016
Puerto Rico - Non-covered loans

(In thousands)	Commercial	Construction	Mortgage	Leasing	Consumer	Total
Allowance for credit losses:
Beginning balance	$186,925	$4,957	$128,327	$10,993	$138,721	$469,923
Provision (reversal of provision)	19,147	(6,539)	79,309	557	63,386	155,860
Charge-offs	(62,486)	(3,103)	(68,075)	(6,151)	(106,304)	(246,119)
Recoveries	41,731	5,124	3,759	2,263	29,998	82,875
Net recoveries	4,369	914	-	-	162	5,445
Ending balance	$189,686	$1,353	$143,320	$7,662	$125,963	$467,984
Specific ALLL	$42,375	$-	$42,428	$535	$23,185	$108,523
General ALLL	$147,311	$1,353	$100,892	$7,127	$102,778	$359,461
Loans held-in-portfolio:
Impaired non-covered loans	$338,422	$-	$497,488	$1,817	$106,615	$944,342
Non-covered loans held-in-portfolio
excluding impaired loans	6,863,795	85,558	5,419,012	701,076	3,154,641	16,224,082
Total non-covered loans held-in-portfolio	$7,202,217	$85,558	$5,916,500	$702,893	$3,261,256	$17,168,424

For the year ended December 31, 2016
Puerto Rico - Covered loans

(In thousands)	Commercial	Construction	Mortgage	Leasing	Consumer	Total
Allowance for credit losses:
Beginning balance	$-	$-	$33,967	$-	$209	$34,176
Provision (reversal of provision)	-	-	(1,092)	-	(18)	(1,110)
Charge-offs	-	-	(3,524)	-	(19)	(3,543)
Recoveries	-	-	808	-	19	827
Ending balance	$-	$-	$30,159	$-	$191	$30,350
Specific ALLL	$-	$-	$-	$-	$-	$-
General ALLL	$-	$-	$30,159	$-	$191	$30,350
Loans held-in-portfolio:
Impaired covered loans	$-	$-	$-	$-	$-	$-
Covered loans held-in-portfolio
excluding impaired loans	-	-	556,570	-	16,308	572,878
Total covered loans held-in-portfolio	$-	$-	$556,570	$-	$16,308	$572,878

For the year ended December 31, 2016
U.S. Mainland

(In thousands)	Commercial	Construction	Mortgage	Legacy	Consumer	Total
Allowance for credit losses:
Beginning balance	$9,908	$3,912	$4,985	$2,687	$11,520	$33,012
Provision (reversal of provision)	(253)	4,260	1,562	(3,257)	12,954	15,266
Charge-offs	(1,115)	-	(2,506)	(535)	(13,430)	(17,586)
Recoveries	4,428	-	573	2,448	4,176	11,625
Ending balance	$12,968	$8,172	$4,614	$1,343	$15,220	$42,317
Specific ALLL	$-	$-	$2,182	$-	$672	$2,854
General ALLL	$12,968	$8,172	$2,432	$1,343	$14,548	$39,463
Loans held-in-portfolio:
Impaired loans	$-	$-	$8,876	$-	$2,839	$11,715
Loans held-in-portfolio
excluding impaired loans	3,596,290	690,742	770,985	45,293	490,298	5,593,608
Total loans held-in-portfolio	$3,596,290	$690,742	$779,861	$45,293	$493,137	$5,605,323

For the year ended December 31, 2016
Popular, Inc.

(In thousands)	Commercial	Construction	Mortgage	Legacy	Leasing	Consumer	Total
Allowance for credit losses:
Beginning balance	$196,833	$8,869	$167,279	$2,687	$10,993	$150,450	$537,111
Provision (reversal of provision)	18,894	(2,279)	79,779	(3,257)	557	76,322	170,016
Charge-offs	(63,601)	(3,103)	(74,105)	(535)	(6,151)	(119,753)	(267,248)
Recoveries	46,159	5,124	5,140	2,448	2,263	34,193	95,327
Net recoveries	4,369	914	-	-	-	162	5,445
Ending balance	$202,654	$9,525	$178,093	$1,343	$7,662	$141,374	$540,651
Specific ALLL	$42,375	$-	$44,610	$-	$535	$23,857	$111,377
General ALLL	$160,279	$9,525	$133,483	$1,343	$7,127	$117,517	$429,274
Loans held-in-portfolio:
Impaired loans	$338,422	$-	$506,364	$-	$1,817	$109,454	$956,057
Loans held-in-portfolio
excluding impaired loans	10,460,085	776,300	6,746,567	45,293	701,076	3,661,247	22,390,568
Total loans held-in-portfolio	$10,798,507	$776,300	$7,252,931	$45,293	$702,893	$3,770,701	$23,346,625

For the year ended December 31, 2015
Puerto Rico - Non-covered loans

(In thousands)	Commercial	Construction	Mortgage	Leasing	Consumer	Total
Allowance for credit losses:
Beginning balance	$201,589	$5,483	$120,860	$7,131	$154,072	$489,135
Provision (reversal of provision)	88,680	(2,836)	57,876	7,165	65,947	216,832
Charge-offs	(105,716)	(13,628)	(53,296)	(5,561)	(110,384)	(288,585)
Recoveries	31,826	14,514	2,305	2,258	26,508	77,411
Net write-downs related to transferred to held-for-sale	(37,907)	-	-	-	-	(37,907)
Allowance transferred from covered loans	8,453	1,424	582	-	2,578	13,037
Ending balance	$186,925	$4,957	$128,327	$10,993	$138,721	$469,923
Specific ALLL	$49,243	$264	$42,965	$573	$23,478	$116,523
General ALLL	$137,682	$4,693	$85,362	$10,420	$115,243	$353,400
Loans held-in-portfolio:
Impaired non-covered loans	$337,133	$2,481	$465,117	$2,404	$109,660	$916,795
Non-covered loans held-in-portfolio
excluding impaired loans	7,031,086	98,467	5,662,374	625,246	3,236,642	16,653,815
Total non-covered loans held-in-portfolio	$7,368,219	$100,948	$6,127,491	$627,650	$3,346,302	$17,570,610

For the year ended December 31, 2015
Puerto Rico - Covered Loans

(In thousands)	Commercial	Construction	Mortgage	Leasing	Consumer	Total
Allowance for credit losses:
Beginning balance	$30,871	$7,202	$40,948	$-	$3,052	$82,073
Provision (reversal of provision)	10,115	15,150	(1,011)	-	(234)	24,020
Charge-offs	(37,936)	(25,086)	(6,158)	-	(853)	(70,033)
Recoveries	6,504	4,700	930	-	842	12,976
Net write-down related to loans transferred to held-for-sale	(1,101)	(542)	(160)	-	(20)	(1,823)
Allowance transferred to non-covered loans	(8,453)	(1,424)	(582)	-	(2,578)	(13,037)
Ending balance	$-	$-	$33,967	$-	$209	$34,176
Specific ALLL	$-	$-	$-	$-	$-	$-
General ALLL	$-	$-	$33,967	$-	$209	$34,176
Loans held-in-portfolio:
Impaired covered loans	$-	$-	$-	$-	$-	$-
Covered loans held-in-portfolio
excluding impaired loans	-	-	627,102	-	19,013	646,115
Total covered loans held-in-portfolio	$-	$-	$627,102	$-	$19,013	$646,115

For the year ended December 31, 2015
U.S. Mainland

(In thousands)	Commercial	Construction	Mortgage	Legacy	Consumer	Total
Allowance for credit losses:
Beginning balance	$9,648	$1,187	$2,462	$2,944	$14,343	$30,584
Provision (reversal of provision)	(3,582)	2,725	(1,727)	(3,017)	6,227	626
Charge-offs	(1,452)	-	(1,670)	(2,019)	(9,507)	(14,648)
Recoveries	5,294	-	391	4,779	3,858	14,322
Net (write-down) recovery related to loans transferred to held-for-sale	-	-	5,529	-	(3,401)	2,128
Ending balance	$9,908	$3,912	$4,985	$2,687	$11,520	$33,012
Specific ALLL	$-	$-	$1,064	$-	$485	$1,549
General ALLL	$9,908	$3,912	$3,921	$2,687	$11,035	$31,463
Loans held-in-portfolio:
Impaired loans	$-	$-	$6,815	$-	$2,176	$8,991
Loans held-in-portfolio
excluding impaired loans	2,730,944	580,158	901,775	64,436	489,201	4,766,514
Total loans held-in-portfolio	$2,730,944	$580,158	$908,590	$64,436	$491,377	$4,775,505

For the year ended December 31, 2015
Popular, Inc.

(In thousands)	Commercial	Construction	Mortgage	Legacy	Leasing	Consumer	Total
Allowance for credit losses:
Beginning balance	$242,108	$13,872	$164,270	$2,944	$7,131	$171,467	$601,792
Provision (reversal of provision)	95,213	15,039	55,138	(3,017)	7,165	71,940	241,478
Charge-offs	(145,104)	(38,714)	(61,124)	(2,019)	(5,561)	(120,744)	(373,266)
Recoveries	43,624	19,214	3,626	4,779	2,258	31,208	104,709
Net write-down related to loans transferred to held-for-sale	(39,008)	(542)	5,369	-	-	(3,421)	(37,602)
Ending balance	$196,833	$8,869	$167,279	$2,687	$10,993	$150,450	$537,111
Specific ALLL	$49,243	$264	$44,029	$-	$573	$23,963	$118,072
General ALLL	$147,590	$8,605	$123,250	$2,687	$10,420	$126,487	$419,039
Loans held-in-portfolio:
Impaired loans	$337,133	$2,481	$471,932	$-	$2,404	$111,836	$925,786
Loans held-in-portfolio
excluding impaired loans	9,762,030	678,625	7,191,251	64,436	625,246	3,744,856	22,066,444
Total loans held-in-portfolio	$10,099,163	$681,106	$7,663,183	$64,436	$627,650	$3,856,692	$22,992,230

The following table provides the activity in the allowance for loan losses related to Westernbank loans accounted for pursuant to ASC Subtopic 310-30.

	ASC 310-30 Westernbank loans
	For the years ended
(In thousands)	December 31, 2016	December 31, 2015
Balance at beginning of period	$63,563	$78,846
Provision for loan losses	1,342	46,643
Net recoveries (charge-offs)	3,972	(61,926)
Balance at end of period	$68,877	$63,563

Impaired loans

The following tables present loans individually evaluated for impairment at December 31, 2016 and December 31, 2015.

December 31, 2016
Puerto Rico
	Impaired Loans – With an			Impaired Loans
	Allowance			With No Allowance		Impaired Loans - Total
		Unpaid			Unpaid		Unpaid
	Recorded	principal	Related	Recorded	principal	Recorded	principal	Related
(In thousands)	investment	balance	allowance	investment	balance	investment	balance	allowance
Commercial multi-family	$82	$82	$34	$-	$-	$82	$82	$34
Commercial real estate non-owner occupied	104,119	105,047	24,537	15,935	29,631	120,054	134,678	24,537
Commercial real estate owner occupied	131,634	169,013	13,007	31,962	50,094	163,596	219,107	13,007
Commercial and industrial	46,862	49,301	4,797	7,828	11,478	54,690	60,779	4,797
Mortgage	426,737	466,249	42,428	70,751	87,806	497,488	554,055	42,428
Leasing	1,817	1,817	535	-	-	1,817	1,817	535
Consumer:
Credit cards	37,464	37,464	5,588	-	-	37,464	37,464	5,588
Personal	66,043	66,043	16,955	-	-	66,043	66,043	16,955
Auto	2,117	2,117	474	-	-	2,117	2,117	474
Other	991	991	168	-	-	991	991	168
Total Puerto Rico	$817,866	$898,124	$108,523	$126,476	$179,009	$944,342	$1,077,133	$108,523

December 31, 2016
U.S. mainland
	Impaired Loans – With an			Impaired Loans
	Allowance			With No Allowance		Impaired Loans - Total
		Unpaid			Unpaid		Unpaid
	Recorded	principal	Related	Recorded	principal	Recorded	principal	Related
(In thousands)	investment	balance	allowance	investment	balance	investment	balance	allowance
Mortgage	$6,381	$7,971	$2,182	$2,495	$3,369	$8,876	$11,340	$2,182
Consumer:
HELOCs	2,421	2,429	667	300	315	2,721	2,744	667
Personal	39	39	5	79	79	118	118	5
Total U.S. mainland	$8,841	$10,439	$2,854	$2,874	$3,763	$11,715	$14,202	$2,854

December 31, 2016
Popular, Inc.
	Impaired Loans – With an			Impaired Loans
	Allowance			With No Allowance		Impaired Loans - Total
		Unpaid			Unpaid		Unpaid
	Recorded	principal	Related	Recorded	principal	Recorded	principal	Related
(In thousands)	investment	balance	allowance	investment	balance	investment	balance	allowance
Commercial multi-family	$82	$82	$34	$-	$-	$82	$82	$34
Commercial real estate non-owner occupied	104,119	105,047	24,537	15,935	29,631	120,054	134,678	24,537
Commercial real estate owner occupied	131,634	169,013	13,007	31,962	50,094	163,596	219,107	13,007
Commercial and industrial	46,862	49,301	4,797	7,828	11,478	54,690	60,779	4,797
Mortgage	433,118	474,220	44,610	73,246	91,175	506,364	565,395	44,610
Leasing	1,817	1,817	535	-	-	1,817	1,817	535
Consumer:
Credit Cards	37,464	37,464	5,588	-	-	37,464	37,464	5,588
HELOCs	2,421	2,429	667	300	315	2,721	2,744	667
Personal	66,082	66,082	16,960	79	79	66,161	66,161	16,960
Auto	2,117	2,117	474	-	-	2,117	2,117	474
Other	991	991	168	-	-	991	991	168
Total Popular, Inc.	$826,707	$908,563	$111,377	$129,350	$182,772	$956,057	$1,091,335	$111,377

December 31, 2015
Puerto Rico
	Impaired Loans – With an			Impaired Loans
	Allowance			With No Allowance		Impaired Loans - Total
		Unpaid			Unpaid		Unpaid
	Recorded	principal	Related	Recorded	principal	Recorded	principal	Related
(In thousands)	investment	balance	allowance	investment	balance	investment	balance	allowance
Commercial real estate non-owner occupied	$102,199	$106,466	$30,980	$13,779	$23,896	$115,978	$130,362	$30,980
Commercial real estate owner occupied	118,253	137,193	12,564	38,955	63,383	157,208	200,576	12,564
Commercial and industrial	42,043	43,629	5,699	21,904	32,922	63,947	76,551	5,699
Construction	2,481	7,878	264	-	-	2,481	7,878	264
Mortgage	424,885	468,240	42,965	40,232	45,881	465,117	514,121	42,965
Leasing	2,404	2,404	573	-	-	2,404	2,404	573
Consumer:
Credit cards	38,734	38,734	6,675	-	-	38,734	38,734	6,675
Personal	68,509	68,509	16,365	-	-	68,509	68,509	16,365
Auto	1,893	1,893	338	-	-	1,893	1,893	338
Other	524	525	100	-	-	524	525	100
Total Puerto Rico	$801,925	$875,471	$116,523	$114,870	$166,082	$916,795	$1,041,553	$116,523

December 31, 2015
U.S. mainland
	Impaired Loans – With an			Impaired Loans
	Allowance			With No Allowance		Impaired Loans - Total
		Unpaid			Unpaid		Unpaid
	Recorded	principal	Related	Recorded	principal	Recorded	principal	Related
(In thousands)	investment	balance	allowance	investment	balance	investment	balance	allowance
Mortgage	$4,143	$5,018	$1,064	$2,672	$3,574	$6,815	$8,592	$1,064
Consumer:
HELOCs	778	796	259	783	783	1,561	1,579	259
Personal	534	534	226	81	81	615	615	226
Total U.S. mainland	$5,455	$6,348	$1,549	$3,536	$4,438	$8,991	$10,786	$1,549

December 31, 2015
Popular, Inc.
	Impaired Loans – With an			Impaired Loans
	Allowance			With No Allowance		Impaired Loans - Total
		Unpaid			Unpaid		Unpaid
	Recorded	principal	Related	Recorded	principal	Recorded	principal	Related
(In thousands)	investment	balance	allowance	investment	balance	investment	balance	allowance
Commercial real estate non-owner occupied	$102,199	$106,466	$30,980	$13,779	$23,896	$115,978	$130,362	$30,980
Commercial real estate owner occupied	118,253	137,193	12,564	38,955	63,383	157,208	200,576	12,564
Commercial and industrial	42,043	43,629	5,699	21,904	32,922	63,947	76,551	5,699
Construction	2,481	7,878	264	-	-	2,481	7,878	264
Mortgage	429,028	473,258	44,029	42,904	49,455	471,932	522,713	44,029
Leasing	2,404	2,404	573	-	-	2,404	2,404	573
Consumer:
Credit Cards	38,734	38,734	6,675	-	-	38,734	38,734	6,675
HELOCs	778	796	259	783	783	1,561	1,579	259
Personal	69,043	69,043	16,591	81	81	69,124	69,124	16,591
Auto	1,893	1,893	338	-	-	1,893	1,893	338
Other	524	525	100	-	-	524	525	100
Total Popular, Inc.	$807,380	$881,819	$118,072	$118,406	$170,520	$925,786	$1,052,339	$118,072

The following tables present the average recorded investment and interest income recognized on impaired loans for the years ended December 31, 2016 and 2015.

For the year ended December 31, 2016
	Puerto Rico		U.S. Mainland		Popular, Inc.
	Average	Interest	Average	Interest	Average	Interest
	recorded	income	recorded	income	recorded	income
(In thousands)	investment	recognized	investment	recognized	investment	recognized
Commercial multi-family	$33	$6	$-	$-	$33	$6
Commercial real estate non-owner occupied	127,508	5,275	-	-	127,508	5,275
Commercial real estate owner occupied	150,563	5,757	-	-	150,563	5,757
Commercial and industrial	57,752	1,959	-	-	57,752	1,959
Construction	1,107	-	-	-	1,107	-
Mortgage	479,584	13,860	8,212	178	487,796	14,038
Leasing	2,124	-	-	-	2,124	-
Consumer:
Credit cards	38,168	-	-	-	38,168	-
HELOCs	-	-	1,937	-	1,937	-
Personal	67,308	-	529	-	67,837	-
Auto	2,575	-	-	-	2,575	-
Other	683	-	-	-	683	-
Total Popular, Inc.	$927,405	$26,857	$10,678	$178	$938,083	$27,035

For the year ended December 31, 2015
	Puerto Rico		U.S. Mainland		Popular, Inc.
	Average	Interest	Average	Interest	Average	Interest
	recorded	income	recorded	income	recorded	income
(In thousands)	investment	recognized	investment	recognized	investment	recognized
Commercial multi-family	$606	$-	$-	$-	$606	$-
Commercial real estate non-owner occupied	107,442	5,062	-	-	107,442	5,062
Commercial real estate owner occupied	138,651	6,936	-	-	138,651	6,936
Commercial and industrial	121,315	4,001	50	-	121,365	4,001
Construction	6,350	88	-	-	6,350	88
Mortgage	450,122	16,128	5,279	89	455,401	16,217
Legacy	-	-	509	-	509	-
Leasing	2,710	-	-	-	2,710	-
Consumer:
Credit cards	40,239	-	-	-	40,239	-
HELOCs	-	-	1,660	-	1,660	-
Personal	70,046	-	427	-	70,473	-
Auto	2,005	-	-	-	2,005	-
Other	561	-	17	-	578	-
Covered loans	3,527	153	-	-	3,527	153
Total Popular, Inc.	$943,574	$32,368	$7,942	$89	$951,516	$32,457

Modifications

Troubled debt restructurings related to non-covered loan portfolios amounted to $ 1.2 billion at December 31, 2016 (December 31, 2015 - $ 1.2 billion). The amount of outstanding commitments to lend additional funds to debtors owing receivables whose terms have been modified in troubled debt restructurings amounted $8 million related to the commercial loan portfolio at December 31, 2016 (December 31, 2015 - $11 million).

At December 31, 2016, the mortgage loan TDRs include $407 million guaranteed by U.S. sponsored entities at BPPR, this compares with $359 million at December 31, 2015.

A modification of a loan constitutes a troubled debt restructuring (“TDR”) when a borrower is experiencing financial difficulty and the modification constitutes a concession. For a summary of the accounting policy related to TDRs, refer to the summary of significant accounting policies included in Note 2 to these consolidated financial statements.

The following tables present the non-covered and covered loans classified as TDRs according to their accruing status and the related allowance at December 31, 2016 and December 31, 2015.

	Popular, Inc.
	Non-Covered Loans
	December 31, 2016				December 31, 2015
(In thousands)	Accruing	Non-Accruing	Total	Related Allowance	Accruing	Non-Accruing	Total	Related Allowance
Commercial	$176,887	$83,157	$260,044	$40,810	$166,415	$88,117	$254,532	$37,355
Construction	-	-	-	-	221	2,259	2,480	264
Mortgage	744,926	127,071	871,997	44,610	644,013	130,483	774,496	44,029
Leases	1,383	434	1,817	535	1,791	609	2,400	573
Consumer	100,277	12,442	112,719	23,857	104,630	12,805	117,435	23,963
Total	$1,023,473	$223,104	$1,246,577	$109,812	$917,070	$234,273	$1,151,343	$106,184

	Popular, Inc.
	Covered Loans
	December 31, 2016				December 31, 2015
(In thousands)	Accruing	Non-Accruing	Total	Related Allowance	Accruing	Non-Accruing	Total	Related Allowance
Mortgage	$2,950	$2,580	$5,530	$-	$3,328	$3,268	$6,596	$-
Total	$2,950	$2,580	$5,530	$-	$3,328	$3,268	$6,596	$-

The following tables present the loan count by type of modification for those loans modified in a TDR during the years ended December 31, 2016 and 2015. Loans modified as TDRs for the U.S. operations are considered insignificant to the Corporation.

Popular, Inc.
For the year ended December 31, 2016
	Reduction in interest rate	Extension of maturity date	Combination of reduction in interest rate and extension of maturity date	Other
Commercial real estate non-owner occupied	7	1	-	-
Commercial real estate owner occupied	43	7	-	-
Commercial and industrial	36	7	-	-
Mortgage	78	80	505	170
Leasing	-	1	1	-
Consumer:
Credit cards	766	-	2	668
HELOCs	-	1	5	1
Personal	1,007	19	1	1
Auto	-	12	8	2
Other	35	-	-	-
Total	1,972	128	522	842

Popular, Inc.
For the year ended December 31, 2015
	Reduction in interest rate	Extension of maturity date	Combination of reduction in interest rate and extension of maturity date	Other
Commercial multi-family	-	2	-	-
Commercial real estate non-owner occupied	9	12	-	-
Commercial real estate owner occupied	39	20	-	-
Commercial and industrial	32	18	-	-
Construction	1	1	-	-
Mortgage	57	56	418	113
Leasing	-	7	16	-
Consumer:
Credit cards	802	-	-	700
HELOCs	-	1	1	2
Personal	1,012	31	-	1
Auto	-	11	3	-
Other	49	-	-	-
Total	2,001	159	438	816

The following tables present by class, quantitative information related to loans modified as TDRs during the years ended December 31, 2016 and 2015. Loans modified as TDRs for the U.S. operations are considered insignificant to the Corporation.

Popular, Inc.
For the year ended December 31, 2016
(Dollars in thousands)	Loan count	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment	Increase (decrease) in the allowance for loan losses as a result of modification
Commercial real estate non-owner occupied	8	$7,667	$10,272	$5,109
Commercial real estate owner occupied	50	29,935	30,097	894
Commercial and industrial	43	8,402	9,733	242
Mortgage	833	93,511	90,840	6,822
Leasing	2	36	37	8
Consumer:
Credit cards	1,436	13,329	14,918	2,042
HELOCs	7	602	662	296
Personal	1,028	17,192	17,296	3,548
Auto	22	263	281	54
Other	35	96	98	17
Total	3,464	$171,033	$174,234	$19,032

Popular, Inc.
For the year ended December 31, 2015
(Dollars in thousands)	Loan count	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment	Increase (decrease) in the allowance for loan losses as a result of modification
Commercial multi-family	2	$551	$551	$2
Commercial real estate non-owner occupied	21	69,442	69,595	14,339
Commercial real estate owner occupied	59	20,323	19,195	889
Commercial and industrial	50	22,818	23,757	(6,994)
Construction	2	308	298	(170)
Mortgage	644	53,575	70,527	6,128
Leasing	23	651	651	148
Consumer:
Credit cards	1,502	12,857	14,552	2,238
HELOCs	4	197	295	79
Personal	1,044	17,671	17,734	3,771
Auto	14	142	199	35
Other	49	121	132	20
Total	3,414	$198,656	$217,486	$20,485

The following tables present by class, TDRs that were subject to payment default and that had been modified as a TDR during the twelve months preceding the default date. Payment default is defined as a restructured loan becoming 90 days past due after being modified, foreclosed or charged-off, whichever occurs first. The recorded investment at December 31, 2016 is inclusive of all partial paydowns and charge-offs since the modification date. Loans modified as a TDR that were fully paid down, charged-off or foreclosed upon by period end are not reported.

Popular, Inc.
Defaulted during the year ended December 31, 2016
(Dollars In thousands)	Loan count	Recorded investment as of first default date
Commercial real estate non-owner occupied	2	$327
Commercial real estate owner occupied	11	3,296
Commercial and industrial	7	905
Mortgage	169	18,261
Leasing	3	28
Consumer:
Credit cards	451	4,794
HELOCs	1	43
Personal	135	3,329
Auto	9	171
Other	3	8
Total	791	$31,162

Popular, Inc.
Defaulted during the year ended December 31, 2015
(Dollars In thousands)	Loan count	Recorded investment as of first default date
Commercial real estate non-owner occupied	3	$7,269
Commercial real estate owner occupied	1	291
Commercial and industrial	7	1,990
Construction	3	1,442
Mortgage	189	28,364
Consumer:
Credit cards	415	4,185
Personal	97	3,006
Auto	6	97
Other	2	1
Total	723	$46,645

Commercial, consumer and mortgage loans modified in a TDR are closely monitored for delinquency as an early indicator of possible future default.  If loans modified in a TDR subsequently default, the Corporation evaluates the loan for possible further impairment.  The allowance for loan losses may be increased or partial charge-offs may be taken to further write-down the carrying value of the loan.

Credit Quality

The Corporation has defined a risk rating system to assign a rating to all credit exposures, particularly for the commercial and construction loan portfolios. Risk ratings in the aggregate provide the Corporation’s management the asset quality profile for the loan portfolio. The risk rating system provides for the assignment of ratings at the obligor level based on the financial condition of the borrower. The Corporation’s consumer and mortgage loans are not subject to the risk rating system. Consumer and mortgage loans are classified substandard or loss based on their delinquency status. All other consumer and mortgage loans that are not classified as substandard or loss would be considered “unrated”.

The Corporation’s obligor risk rating scales range from rating 1 (Excellent) to rating 14 (Loss). The obligor risk rating reflects the risk of payment default of a borrower in the ordinary course of business.

Pass Credit Classifications:

Pass (Scales 1 through 8) – Loans classified as pass have a well defined primary source of repayment, with no apparent risk, strong financial position, minimal operating risk, profitability, liquidity and strong capitalization.

Watch (Scale 9) – Loans classified as watch have acceptable business credit, but borrower’s operations, cash flow or financial condition evidence more than average risk, requires above average levels of supervision and attention from Loan Officers.

Special Mention (Scale 10) - Loans classified as special mention have potential weaknesses that deserve management’s close attention.  If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or of the Corporation’s credit position at some future date.

Adversely Classified Classifications:

Substandard (Scales 11 and 12) - Loans classified as substandard are deemed to be inadequately protected by the current net worth and payment capacity of the obligor or of the collateral pledged, if any.  Loans classified as such have well-defined weaknesses that jeopardize the liquidation of the debt.  They are characterized by the distinct possibility that the institution will sustain some loss if the deficiencies are not corrected.

Doubtful (Scale 13) - Loans classified as doubtful have all the weaknesses inherent in those classified as substandard, with the additional characteristic that the weaknesses make the collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable.

Loss (Scale 14) - Uncollectible and of such little value that continuance as a bankable asset is not warranted. This classification does not mean that the asset has absolutely no recovery or salvage value, but rather it is not practical or desirable to defer writing off this asset even though partial recovery may be effected in the future.

Risk ratings scales 10 through 14 conform to regulatory ratings. The assignment of the obligor risk rating is based on relevant information about the ability of borrowers to service their debts such as current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors.

The Corporation periodically reviews its loans classification to evaluate if they are properly classified, and to determine impairment, if any. The frequency of these reviews will depend on the amount of the aggregate outstanding debt, and the risk rating classification of the obligor. In addition, during the renewal and annual review process of applicable credit facilities, the Corporation evaluates the corresponding loan grades.

The Corporation has a Loan Review Group that reports directly to the Corporation’s Risk Management Committee and administratively to the Chief Risk Officer, which performs annual comprehensive credit process reviews of all lending groups in BPPR. This group evaluates the credit risk profile of each originating unit along with each unit’s credit administration effectiveness, including the assessment of the risk rating representative of the current credit quality of the loans, and the evaluation of collateral documentation. The monitoring performed by this group contributes to assess compliance with credit policies and underwriting standards, determine the current level of credit risk, evaluate the effectiveness of the credit management process and identify control deficiencies that may arise in the credit-granting process. Based on its findings, the Loan Review Group recommends corrective actions, if necessary, that help in maintaining a sound credit process. The Loan Review Group reports the results of the credit process reviews to the Risk Management Committee of the Corporation’s Board of Directors.

The following table presents the outstanding balance, net of unearned income, of non-covered loans held-in-portfolio based on the Corporation’s assignment of obligor risk ratings as defined at December 31, 2016 and 2015.

December 31, 2016
		Special					Pass/
(In thousands)	Watch	Mention	Substandard	Doubtful	Loss	Sub-total	Unrated	Total
Puerto Rico[1]
Commercial multi-family	$2,016	$383	$6,108	$-	$-	$8,507	$166,033	$174,540
Commercial real estate non-owner occupied	310,510	377,858	342,054	155	-	1,030,577	1,533,708	2,564,285
Commercial real estate owner occupied	310,484	109,873	360,941	17,788	-	799,086	992,389	1,791,475
Commercial and industrial	136,091	133,270	227,360	11,514	12	508,247	2,163,670	2,671,917
Total Commercial	759,101	621,384	936,463	29,457	12	2,346,417	4,855,800	7,202,217
Construction	50	1,705	1,668	-	-	3,423	82,135	85,558
Mortgage	4,407	1,987	190,090	-	-	196,484	5,720,016	5,916,500
Leasing	-	-	3,062	-	-	3,062	699,831	702,893
Consumer:
Credit cards	-	-	18,725	-	-	18,725	1,081,882	1,100,607
HELOCs	-	-	185	-	-	185	8,166	8,351
Personal	1,068	812	21,496	-	-	23,376	1,126,801	1,150,177
Auto	-	-	12,321	-	-	12,321	814,271	826,592
Other	-	-	19,311	-	-	19,311	156,218	175,529
Total Consumer	1,068	812	72,038	-	-	73,918	3,187,338	3,261,256
Total Puerto Rico	$764,626	$625,888	$1,203,321	$29,457	$12	$2,623,304	$14,545,120	$17,168,424
U.S. mainland
Commercial multi-family	$13,537	$7,796	$658	$-	$-	$21,991	$1,042,305	$1,064,296
Commercial real estate non-owner occupied	57,111	9,778	1,720	-	-	68,609	1,288,707	1,357,316
Commercial real estate owner occupied	9,271	-	9,119	-	-	18,390	225,355	243,745
Commercial and industrial	3,048	937	153,793	-	-	157,778	773,155	930,933
Total Commercial	82,967	18,511	165,290	-	-	266,768	3,329,522	3,596,290
Construction	3,000	8,153	16,950	-	-	28,103	662,639	690,742
Mortgage	-	-	11,711	-	-	11,711	768,150	779,861
Legacy	921	786	4,400	-	-	6,107	39,186	45,293
Consumer:
Credit cards	-	-	30	-	-	30	128	158
HELOCs	-	-	1,923	-	2,839	4,762	247,413	252,175
Personal	-	-	1,252	-	609	1,861	238,746	240,607
Auto	-	-	-	-	-	-	9	9
Other	-	-	8	-	-	8	180	188
Total Consumer	-	-	3,213	-	3,448	6,661	486,476	493,137
Total U.S. mainland	$86,888	$27,450	$201,564	$-	$3,448	$319,350	$5,285,973	$5,605,323
Popular, Inc.
Commercial multi-family	$15,553	$8,179	$6,766	$-	$-	$30,498	$1,208,338	$1,238,836
Commercial real estate non-owner occupied	367,621	387,636	343,774	155	-	1,099,186	2,822,415	3,921,601
Commercial real estate owner occupied	319,755	109,873	370,060	17,788	-	817,476	1,217,744	2,035,220
Commercial and industrial	139,139	134,207	381,153	11,514	12	666,025	2,936,825	3,602,850
Total Commercial	842,068	639,895	1,101,753	29,457	12	2,613,185	8,185,322	10,798,507
Construction	3,050	9,858	18,618	-	-	31,526	744,774	776,300
Mortgage	4,407	1,987	201,801	-	-	208,195	6,488,166	6,696,361
Legacy	921	786	4,400	-	-	6,107	39,186	45,293
Leasing	-	-	3,062	-	-	3,062	699,831	702,893
Consumer:
Credit cards	-	-	18,755	-	-	18,755	1,082,010	1,100,765
HELOCs	-	-	2,108	-	2,839	4,947	255,579	260,526
Personal	1,068	812	22,748	-	609	25,237	1,365,547	1,390,784
Auto	-	-	12,321	-	-	12,321	814,280	826,601
Other	-	-	19,319	-	-	19,319	156,398	175,717
Total Consumer	1,068	812	75,251	-	3,448	80,579	3,673,814	3,754,393
Total Popular, Inc.	$851,514	$653,338	$1,404,885	$29,457	$3,460	$2,942,654	$19,831,093	$22,773,747

The following table presents the weighted average obligor risk rating at December 31, 2016 for those classifications that consider a range of rating scales.

Weighted average obligor risk rating		(Scales 11 and 12)				(Scales 1 through 8)
Puerto Rico:[1]			Substandard				Pass
Commercial multi-family			11.12				5.95
Commercial real estate non-owner occupied			11.07				6.91
Commercial real estate owner occupied			11.23				7.09
Commercial and industrial			11.09				7.19
Total Commercial			11.14				7.06
Construction			11.00				7.67

U.S. mainland:			Substandard				Pass
Commercial multi-family			11.31				7.26
Commercial real estate non-owner occupied			11.70				6.67
Commercial real estate owner occupied			11.05				7.32
Commercial and industrial			11.65				6.15
Total Commercial			11.62				6.78
Construction			11.00				7.67
Legacy			11.10				7.91

[1]	Excludes covered loans acquired in the Westernbank FDIC-assisted transaction.

December 31, 2015
		Special					Pass/
(In thousands)	Watch	Mention	Substandard	Doubtful	Loss	Sub-total	Unrated	Total
Puerto Rico[1]
Commercial multi-family	$1,750	$1,280	$8,103	$-	$-	$11,133	$121,013	$132,146
Commercial real estate non-owner occupied	319,564	423,095	399,076	-	-	1,141,735	1,527,357	2,669,092
Commercial real estate owner occupied	316,079	162,395	436,442	1,915	-	916,831	992,413	1,909,244
Commercial and industrial	187,620	146,216	256,821	690	29	591,376	2,066,361	2,657,737
Total Commercial	825,013	732,986	1,100,442	2,605	29	2,661,075	4,707,144	7,368,219
Construction	7,269	5,522	19,806	-	-	32,597	68,351	100,948
Mortgage	4,810	2,794	238,002	-	-	245,606	5,881,885	6,127,491
Leasing	-	-	3,009	-	-	3,009	624,641	627,650
Consumer:
Credit cards	-	-	19,098	-	-	19,098	1,109,247	1,128,345
HELOCs	-	-	394	-	-	394	10,294	10,688
Personal	1,606	1,448	23,116	-	-	26,170	1,176,665	1,202,835
Auto	-	-	11,609	-	30	11,639	804,311	815,950
Other	-	-	18,656	-	575	19,231	169,253	188,484
Total Consumer	1,606	1,448	72,873	-	605	76,532	3,269,770	3,346,302
Total Puerto Rico	$838,698	$742,750	$1,434,132	$2,605	$634	$3,018,819	$14,551,791	$17,570,610
U.S. mainland
Commercial multi-family	$14,129	$7,189	$427	$-	$-	$21,745	$672,188	$693,933
Commercial real estate non-owner occupied	57,450	6,741	16,646	-	-	80,837	882,186	963,023
Commercial real estate owner occupied	11,978	1,074	2,967	-	-	16,019	186,325	202,344
Commercial and industrial	10,827	5,344	131,933	-	-	148,104	723,540	871,644
Total Commercial	94,384	20,348	151,973	-	-	266,705	2,464,239	2,730,944
Construction	15,091	16,948	18,856	-	-	50,895	529,263	580,158
Mortgage	-	-	13,537	-	-	13,537	895,053	908,590
Legacy	1,823	1,973	6,134	-	-	9,930	54,506	64,436
Consumer:
Credit cards	-	-	-	-	-	-	13,935	13,935
HELOCs	-	-	1,550	-	2,626	4,176	300,308	304,484
Personal	-	-	637	-	603	1,240	171,386	172,626
Auto	-	-	-	-	-	-	28	28
Other	-	-	-	-	5	5	299	304
Total Consumer	-	-	2,187	-	3,234	5,421	485,956	491,377
Total U.S. mainland	$111,298	$39,269	$192,687	$-	$3,234	$346,488	$4,429,017	$4,775,505
Popular, Inc.
Commercial multi-family	$15,879	$8,469	$8,530	$-	$-	$32,878	$793,201	$826,079
Commercial real estate non-owner occupied	377,014	429,836	415,722	-	-	1,222,572	2,409,543	3,632,115
Commercial real estate owner occupied	328,057	163,469	439,409	1,915	-	932,850	1,178,738	2,111,588
Commercial and industrial	198,447	151,560	388,754	690	29	739,480	2,789,901	3,529,381
Total Commercial	919,397	753,334	1,252,415	2,605	29	2,927,780	7,171,383	10,099,163
Construction	22,360	22,470	38,662	-	-	83,492	597,614	681,106
Mortgage	4,810	2,794	251,539	-	-	259,143	6,776,938	7,036,081
Legacy	1,823	1,973	6,134	-	-	9,930	54,506	64,436
Leasing	-	-	3,009	-	-	3,009	624,641	627,650
Consumer:
Credit cards	-	-	19,098	-	-	19,098	1,123,182	1,142,280
HELOCs	-	-	1,944	-	2,626	4,570	310,602	315,172
Personal	1,606	1,448	23,753	-	603	27,410	1,348,051	1,375,461
Auto	-	-	11,609	-	30	11,639	804,339	815,978
Other	-	-	18,656	-	580	19,236	169,552	188,788
Total Consumer	1,606	1,448	75,060	-	3,839	81,953	3,755,726	3,837,679
Total Popular, Inc.	$949,996	$782,019	$1,626,819	$2,605	$3,868	$3,365,307	$18,980,808	$22,346,115

The following table presents the weighted average obligor risk rating at December 31, 2015 for those classifications that consider a range of rating scales.

Weighted average obligor risk rating		(Scales 11 and 12)				(Scales 1 through 8)
Puerto Rico:[1]			Substandard				Pass
Commercial multi-family			11.13				6.04
Commercial real estate non-owner occupied			11.09				6.67
Commercial real estate owner occupied			11.23				7.08
Commercial and industrial			11.15				7.13
Total Commercial			11.16				6.95
Construction			11.18				7.56

U.S. mainland:			Substandard				Pass
Commercial multi-family			11.00				7.15
Commercial real estate non-owner occupied			11.02				6.92
Commercial real estate owner occupied			11.07				7.23
Commercial and industrial			11.57				6.24
Total Commercial			11.50				6.81
Construction			11.00				7.79
Legacy			11.11				7.78

[1]	Excludes covered loans acquired in the Westernbank FDIC-assisted transaction.